Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
THE HARTFORD VALUE OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Value Opportunities Fund
Supplement [Text Block]	hmfiic_SupplementTextBlock

AUGUST 9, 2017

SUPPLEMENT TO

THE HARTFORD VALUE OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

SUMMARY PROSPECTUS DATED MARCH 1, 2017 AND

DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on August 2, 2017, the Board approved changing the name, investment objective and principal investment strategy of The Hartford Value Opportunities Fund (the “Fund”).  In connection with this repositioning, one of the Fund’s benchmarks will be removed and the portfolio managers will also change. The Board also approved changing the Fund’s management fee schedule and certain expense reimbursement arrangements.  All of these changes are expected to be effective on or about November 1, 2017.

Due to the repositioning, the Fund will incur portfolio turnover.  This portfolio turnover will likely cause the Fund to realize capital gains and incur transaction costs. If you have questions, you should consult your tax advisor for information regarding the tax consequences applicable to your investment in the Fund.  A summary of the changes effective on or about November 1, 2017 is below:

(1)         The Fund’s name will be Hartford Quality Value Fund.

(2)         The Fund’s investment objective will be to seek long-term capital appreciation.

(3)         Effective November 1, 2017, Hartford Funds Management Company, LLC (“HFMC”) has contractually agreed to lower its management fee as follows: 0.5500% of the first $250 million, 0.4500% of the next $250 million, 0.3500% of the next $500 million, 0.3300% of the next $4 billion, 0.3250% of the next $5 billion and 0.3225% in excess of $10 billion annually of the Fund’s average daily net assets.  In addition, effective November 1, 2017, HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for the Fund as follows through February 28, 2019: 1.05% (Class A), 1.05% (Class T), 1.80% (Class C), 0.79% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5), 0.70% (Class Y) and 0.65% (Class F). This contractual arrangement will renew automatically for one-year terms thereafter unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.

(4)         The Fund’s principal investment strategy in the Fund’s summary prospectus and summary section of the statutory prospectus will be as follows:

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States.  Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to seek to identify high-quality companies demonstrating a commitment to dividends and shareholders and improving or sustainable operating characteristics. Wellington Management’s investment process focuses on companies that it believes are undervalued market leaders, industries with improving supply/demand trends, and companies that it believes are out-of-favor with less downside risk than the overall market. The Fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Value Index. The Fund’s portfolio is broadly diversified by company and industry. The Fund may invest up to 20% of its net assets in foreign issuers and non-dollar securities.  Based on market or economic conditions, the Fund may, through its normal stock selection process, focus in one or more sectors of the market.

(5)         The Fund’s principal risks will also include Dividend Paying Security Investment Risk and will no longer include Mid Cap and Small Cap Securities Risk. Mid Cap and Small Cap Securities Risk will be included as an additional risk.

(6)         The Fund will only have one benchmark, the Russell 1000 Value Index. The Russell 3000 Value Index will no longer be one of the Fund’s benchmarks.

(7)         The Fund’s portfolio manager will be Matthew G. Baker, Senior Managing Director and Equity Portfolio Manager of Wellington Management. David W. Palmer, CFA, and James N. Mordy will no longer serve as portfolio managers for the Fund.

A revised summary prospectus reflecting the changes described above is anticipated to be mailed to shareholders on or about November 1, 2017.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.